UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

Probabilities VIT Fund

Semi-Annual Report

June 30, 2013

1-855-227-7204

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Probabilities VIT Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with the first Probabilities VIT Fund Semi-Annual Report. The Fund began operations on April 29, 2013.  For the two months ending June 30, 2013, the Probabilities VIT Fund total return was up 0.90%, compared with 1.22% for the S&P 500. The Probabilities VIT Fund benefited from its timing discipline, however, avoiding a decline in June while returning 0.60%, giving shareholders positive returns for two straight months, compared to the S&P 500’s decline of 1.34% in June.

During the period under review, the Probabilities VIT Fund benefited from its investments in US stocks, but the relative performance of the Fund was hindered by the defensive allocation to cash during the part of the month of May, while the S&P 500 accelerated on strength due to Fed policy and decent earnings from S&P 500 bellwether companies. We continue to be defensive for the time being and most likely will continue a defensive posture during the upcoming quarter, as we expect a tight trading range through the rest of 2013.

As the US economy slowly expands and interest rates increase, we expect the individual investor to continue to come back to the equity markets and see US equity indices higher long term.

Thank you for being a Probabilities VIT Fund shareholder.

Sincerely,

Joseph B. Childrey

Founder & CIO

Probabilities Fund Management, LLC

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  An investment cannot be made directly in an index.

1981-NLD-8/13/2013

Probabilities VIT Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through June 30, 2013

Non-Annualized Total Returns as of June 30, 2013

Since Inception*
Probabilities VIT Fund – Class 1	0.90%
Probabilities VIT Fund – Class 2	0.90%
S&P 500 Total Return Index**	1.22%

________________

* The Fund commenced operations on April 29, 2013.

** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. For performance information current to the most recent month-end, please call 1-855-227-7204.

Portfolio Composition as of June 30, 2013 (Unaudited)

Holdings by Type of Investment	Percent of Net Assets
Equity Funds	69.87%
Other Assets in Excess of Liabilities	30.13%
Net Assets	100.00%

Probabilities VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 69.87%
	EQUITY FUNDS - 69.87%
67,000	Direxion Daily S&P 500 Bull 3X *	$ 2,763,750
26,000	SPDR S&P 500 ETF Trust	4,160,260
67,000	ProShares UltraPro S&P 500	4,184,820
51,000	Vanguard Total Stock Market ETF	4,217,700
114,000	Vanguard S&P 500 ETF	8,367,600
	TOTAL EXCHANGE TRADED FUNDS	23,694,130
	(Cost - $23,917,913)

	TOTAL INVESTMENTS - 69.87% (Cost - $23,917,913) (a)	$ 23,694,130
	OTHER ASSETS IN EXCESS OF LIABILITIES - 30.13%	10,217,403
	NET ASSETS - 100.00%	$ 33,911,533

* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,917,913 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ -
	Unrealized depreciation	(223,783)
	Net unrealized depreciation	$ (223,783)

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

ASSETS
Investment securities:
At cost	$ 23,917,913
At value	23,694,130
Cash	33,616,777
Receivable for fund shares sold	565,100
Prepaid expenses and other assets	7,012
TOTAL ASSETS	57,883,019

LIABILITIES
Payable for securities purchased	23,917,913
Redemptions Payable	101
Distribution (12b-1) fees payable	9,487
Investment advisory fees payable	33,091
Fees payable to other affiliates	1,911
Accrued expenses and other liabilities	8,983
TOTAL LIABILITIES	23,971,486
NET ASSETS	$ 33,911,533

Net Assets Consist Of:
Paid in capital	$ 33,712,808
Accumulated net investment loss	(102,797)
Accumulated net realized gain from security transactions	525,305
Net unrealized depreciation of security transactions	(223,783)
NET ASSETS	$ 33,911,533

Class I Shares:
Net Assets	$ 25,794,027
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,556,618
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.09

Class N Shares:
Net Assets	$ 8,117,506
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	804,786
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.09

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2013*

INVESTMENT INCOME
Interest	$ 269
TOTAL INVESTMENT INCOME	269

EXPENSES
Investment advisory fees	63,629
Distribution (12b-1) fees- Class 1	12,317
Distribution (12b-1) fees- Class 2	5,971
Administrative services fees	5,065
Legal fees	2,794
Accounting services fees	2,669
Transfer agent fees	2,446
Compliance officer fees	2,446
Audit fees	2,096
Custodian fees	1,397
Printing and postage expenses	699
Trustees' fees and expenses	699
Insurance expense	559
Miscellaneous expenses	279
TOTAL EXPENSES	103,066

NET INVESTMENT LOSS	(102,797)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	525,305
Net change in unrealized depreciation of investments	(223,783)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	301,522

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 198,725
_____
*The Fund commenced operations on April 29, 2013.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
June 30, 2013*
FROM OPERATIONS
Net investment income loss	$ (102,797)
Net realized gain from investments	525,305
Net change in unrealized depreciation of investments	(223,783)
Net increase in net assets resulting from operations	198,725

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	26,590,935
Payments for shares redeemed	(933,081)
Net increase in net assets from shares of beneficial interest	25,657,854
Class N:
Proceeds from shares sold	8,067,726
Payments for shares redeemed	(12,772)
Net increase in net assets from shares of beneficial interest	8,054,954

Net increase in net assets from shares of beneficial interest	33,712,808

TOTAL INCREASE IN NET ASSETS	33,911,533

NET ASSETS
Beginning of Period	-
End of Period +	$ 33,911,533
+ Includes accumulated net investment loss of:	$ (102,797)

SHARE ACTIVITY
Class I
Shares Sold	2,648,902
Shares Redeemed	(92,284)
Net increase in shares of beneficial interest outstanding	2,556,618

Class N
Shares Sold	806,049
Shares Redeemed	(1,263)
Net increase in shares of beneficial interest outstanding	804,786
_____
*The Fund commenced operations on April 29, 2013.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 1
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain
on investments	0.13
Total from investment operations	0.09

Net asset value, end of period	$ 10.09

Total return (3)	0.90%

Net assets, end of period (000s)	$ 25,794

Ratio of expenses to average net assets (5)	2.18%
Ratio of net investment loss to average net assets (5,6,7)	(2.18)%

Portfolio Turnover Rate (4)	606%

(1) Class 1 commenced operations on April 29, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(4) Not annualized for periods less than one year.
(5) Annualized for periods of less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 2
FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain
on investments	0.13
Total from investment operations	0.09

Net asset value, end of period	$ 10.09

Total return (3)	0.90%

Net assets, end of period (000s)	$ 8,118

Ratio of expenses to average net assets (5)	2.33%
Ratio of net investment loss to average net assets (5,6,7)	(2.33)%

Portfolio Turnover Rate (4)	606%

(1) Class 2 commenced operations on April 29, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(4) Not annualized for periods less than one year.
(5) Annualized for periods of less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The Probabilities VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized  on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek capital appreciation. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares:  Class 1 shares and Class 2 shares. Classes 1 and 2 shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in Funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value”

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds *	$ 23,694,130	$ -	$ -	$ 23,694,130
Total	$ 23,694,130	$ -	$ -	$ 23,694,130

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*Please refer to the Portfolio of Investments for Industry classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and

has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded Funds (“ETFs”).  ETFs are a type of index Fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $114,344,460 and $90,951,852, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Probabilities Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Trust, on behalf of the Fund, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, Fund accounting and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the Fund’s average daily net assets. For the period ended June 30, 2013, the Advisor earned advisory fees of $63,629.

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any frontend or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, including, but not limited to, litigation) will not exceed 2.24% and 2.39% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended June 30, 2013, the Advisor did not waive any fees or reimburse any expenses.

If the Advisor waives any fee or reimburses any expenses pursuant to the waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

Distributor- The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plan”) for each of Class 1 and Class 2, pursuant to which the Fund may pay the Fund’s distributor an annual fee for distribution and shareholder servicing expense of 0.35% and 0.50% of the Fund’s average daily net assets attributable to Class 1 and Class 2 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended June 30, 2013, pursuant to the Plan, the Fund paid $12,317 and $5,971 for Class 1 and Class 2, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. The Distributor is an affiliate of GFS.

Trustees- Effective April 1, 2013, each Trustee who is not a affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $4,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursed for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who Is not affiliated with the Trust or an Advisor received a quarterly fee of $3,500. Effective July 1, 2013 in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman received a $15,000 annual fee, allocated between the Northern Lights Fund Trust and the Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustee of the Trust receive no compensation for their services as Trustee. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of June 30, 2013, Jefferson National Life Insurance Co., held approximately 100% of the voting securities of Class 1. As of June 30, 2013, First Security Benefit Life, held approximately 100% of the voting securities of Class 2.

6.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Probabilities VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Approval of Advisory Agreement – Probabilities VIT Fund (Adviser-Probabilities Fund Management, LLC) (Unaudited)*

In connection with the regular meeting held on March 27-28, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Probabilities Fund Management, LLC (“Probabilities”) and the Trust, on behalf of the Probabilities VIT Fund (the  “Fund”).

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Probabilities currently manages approximately $40 million in assets, specializing in trend following that utilizes a rules based, and systematic long/short active trading strategy.  The Trustees recognized that Probabilities’ strategy of investing in a limited number of exchange traded funds (“ETFs”) could be a challenge as the Fund grows in size, but Probabilities will monitor the liquidity of each ETF and evaluate alternative investments.  The Trustees were comforted by Probabilities’ efforts to remedy the SEC exam findings through the hiring of additional staff and qualified legal counsel. They concluded that Probabilities is qualified to provide a level of service consistent with the Trustees’ expectations.

Performance.  The Trustees evaluated the performance of a hedge fund managed by Probabilities, the Probabilities Fund LP, noting that it significantly outperformed the S&P 500 over the 1-year and 5-year periods and since inception.  The Trustees acknowledged, however, that the leverage of the hedge fund is on average higher than the maximum leverage that the Fund could utilize, but the performance indicates that Probabilities can perform well using similar selection techniques.  After discussion, they concluded that Probabilities has the potential to provide favorable investment returns for the Fund and its future shareholders.

Fees and Expenses.  The Trustees evaluated the proposed advisory fee of 1.35% and the estimated net expense ratio, and compared it to the averages of the Fund’s peer group and Morningstar category, as well as the fees charged to separate accounts managed by Probabilities.  The Trustees noted that the proposed advisory fee was lower than the fee paid by the hedge fund managed by Probabilities, but was moderately higher than the peer group and Morningstar category averages.  The Trustees recognized that the advisory fee collected by Probabilities for the separate accounts were lower at 1.00%, but attributed this to the fact that these accounts are held by friends and family of Probabilities, and managed using a different strategy.  After evaluating the materials provided and the responses given by the representatives of Probabilities, the Trustees concluded that the advisory fee was acceptable.

Economies of Scale.  The Trustees considered whether economies of scale would be realized by Probabilities with respect to the management of the Fund.  They discussed the responses of Probabilities as to when breakpoints might be appropriate, noting that Probabilities is willing to consider breakpoints in the future.  After discussion, it was the consensus of the Trustees that based on the anticipated size of the Fund, economies of scale would be revisited after the Fund is launched and its size materially increases.

Probabilities VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

Profitability.  The Trustees considered the anticipated profits to be realized by Probabilities in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  The Trustees discussed the expense cap and its probable impact on adviser profits.  The Trustees noted that Probabilities estimates that during the first fiscal year it may realize moderate profits, but concluded that the anticipated level of profit was reasonable.

Conclusion.  Having requested and received such information from Probabilities as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Probabilities VIT Fund

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expense Paid During Period 1/1/13-6/30/13
Actual *
Class 1	$1,000.00	$ 1,009.00	2.18%	$ 3.78
Class 2	$1,000.00	$ 1,009.00	2.33%	$ 4.04
Hypothetical ** (5% return before expenses)
Class 1	$1,000.00	$ 1,013.98	2.18%	$ 10.89
Class 2	$1,000.00	$ 1,013.24	2.33%	$ 11.63

* Expenses are equal to the average account value over the period beginning April 29, 2013, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended June 30, 2013 (63) divided by the number of days in the fiscal year (365).

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended June 30, 2013 (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-227-7204 or by referring to the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-227-7204.

INVESTMENT ADVISOR

Probabilities Fund Management, LLC

1665 Union Street, Suite A

San Diego, CA 92101

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/27/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/27/13